Quarterly Results (Unaudited) - Schedule of Unaudited Quarterly Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Jan. 31, 2014		Oct. 31, 2013		Jul. 31, 2013		Apr. 30, 2013		Jan. 31, 2013		Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012		Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 175,235	[1]	$ 206,468	[1]	$ 221,254	[1]	$ 217,429	[1]	$ 217,212	[2]	$ 265,633	[2]	$ 282,920	[2]	$ 271,765		$ 820,386	$ 1,037,530	$ 1,106,018
Cost of revenues (exclusive of depreciation, amortization, and impairment charges shown below)	(147,224)	[1],[3]	(169,396)	[1],[3]	(183,406)	[1],[3]	(182,192)	[1],[3]	(192,802)	[2],[3]	(216,253)	[2],[3]	(227,005)	[2],[3]	(218,885)	[3]	(682,218)	(854,945)	(869,074)
Depreciation and amortization	(14,109)	[1]	(14,081)	[1]	(14,113)	[1]	(14,108)	[1]	(14,321)	[2]	(14,496)	[2]	(15,533)	[2]	(13,803)		(56,411)	(58,153)	(55,640)
Impairment charges					(14,646)	[1]			(8,431)	[2]							(14,646)	(8,431)	(96,579)
Loss on remeasurement of equity method investment													(7,705)	[2]				(7,705)
Net income (loss) from continuing operations	(11,709)	[1]	(15,116)	[1]	(78,735)	[1]	(23,458)	[1]	(21,304)	[2]	4,932	[2]	(3,554)	[2]	4,636		(129,018)	(15,290)	(54,673)
Net income (loss)	(14,257)	[1]	(15,541)	[1]	(74,543)	[1]	(23,710)	[1]	(24,813)	[2]	8,665	[2]	(23,866)	[2]	3,991		(128,051)	(36,023)	(53,182)
Net income attributable to noncontrolling interests	(11)	[1]	(231)	[1]	(277)	[1]	(69)	[1]	(39)	[2]	(189)	[2]	(159)	[2]	(241)		(588)	(628)	(2,893)
Net income (loss) attributable to Layne Christensen Company	$ (14,268)	[1]	$ (15,772)	[1]	$ (74,820)	[1]	$ (23,779)	[1]	$ (24,852)	[2]	$ 8,476	[2]	$ (24,025)	[2]	$ 3,750		$ (128,639)	$ (36,651)	$ (56,075)
Basic income (loss) per share - continuing operations	$ (0.59)	[1],[4]	$ (0.78)	[1],[4]	$ (4.03)	[1],[4]	$ (1.21)	[1],[4]	$ (1.10)	[2],[4]	$ 0.24	[2],[4]	$ (0.19)	[2],[4]	$ 0.23	[4]	$ (6.61)	$ (0.82)	$ (2.96)
Diluted income (loss) per share-continuing operations	$ (0.59)	[1],[4]	$ (0.78)	[1],[4]	$ (4.03)	[1],[4]	$ (1.21)	[1],[4]	$ (1.09)	[2],[4]	$ 0.24	[2],[4]	$ (0.19)	[2],[4]	$ 0.22	[4]	$ (6.61)	$ (0.82)	$ (2.96)
Basic income (loss) per share	$ (0.73)	[1],[4]	$ (0.80)	[1],[4]	$ (3.81)	[1],[4]	$ (1.22)	[1],[4]	$ (1.27)	[2],[4]	$ 0.43	[2],[4]	$ (1.23)	[2],[4]	$ 0.19	[4]	$ (6.56)	$ (1.88)	$ (2.88)
Diluted income (loss) per share	$ (0.73)	[1],[4]	$ (0.80)	[1],[4]	$ (3.81)	[1],[4]	$ (1.22)	[1],[4]	$ (1.27)	[2],[4]	$ 0.43	[2],[4]	$ (1.23)	[2],[4]	$ 0.19	[4]	$ (6.56)	$ (1.88)	$ (2.88)

[1]	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.
[2]	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.
[3]	As discussed in Note 1 to the Consolidated Financial Statements, Layne utilizes multiple methods of revenue recognition based on the nature of work performed. As a result, it is not practical to allocate a portion of depreciation and amortization to cost of revenues for the presentation of gross profit.
[4]	Earnings (loss) per share were computed independently for each of the quarters presented. The sum of the quarters may not equal the total year amount due to the impact of changes in average quarterly shares outstanding.